Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures

Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2011	2010	2009
Fee and other revenue	$-	$-	$7
Net interest revenue	-	9	59
Provision for loan losses	-	-	191
Net interest revenue after provision for loan losses	-	9	(132)
Noninterest expense:
Staff	-	4	37
Professional, legal and other purchased services	-	4	4
Net occupancy	-	1	5
Other	-	3	16
Goodwill impairment	-	-	50
Total noninterest expense	-	12	112
Income (loss) from operations	-	(3)	(237)
Loss on assets held for sale	-	(106)	(184)
Loss on sale of MUNB	-	(1)	-
Provision (benefit) for income taxes	-	(44)	(151)
Net income (loss) from discontinued operations	$-	$(66)	$(270)

Schedule of Disposal Groups, Including Discontinued Operations, Balance Sheet Disclosures

Discontinued operations assets and liabilities
	Dec. 31,
(in millions)	2011	2010
Loans, net of allowance for loan losses	$-	$183
Deferred taxes	-	90
Other assets	-	5
Assets of discontinued operations	$-	$278
Liabilities of discontinued operations	$-	$-